Related Party Transaction and Balance (Details)	Apr. 12, 2023 USD ($)
PRO800 [Member]
Related Party Transaction and Balance [Line Items]
Cash consideration	$ 700,000
TOP 500 SEC PTY LTD [Member]
Related Party Transaction and Balance [Line Items]
Equity interest	100.00%